BASIS OF PRESENTATION OF THE INTERIM COMBINED CARVE-OUT FINANCIAL CONDENSED STATEMENTS (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Reserve Quantities [Line Items]
Accounting estimates and judgments

Use of Estimates

The preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Codere Online Busines [Member]
Reserve Quantities [Line Items]
Basis of presentation and comparison of information

a)	Basis of presentation and comparison of information

The accompanying Interim Combined Carve-out Condensed Financial Statements as of June 30, 2021 and for the six months ended June 30, 2021 and 2020 (the “Interim Combined Carve-out Condensed Financial Statements”), were prepared according to International Accounting Standard 34 (“IAS 34”), “Interim Financial Reporting”. According to IAS 34, interim financial reporting is intended to bring the contents of the Group’s last Combined Carve-out Financial Statements up to date, emphasizing any new activities, events or circumstances that occurred during the six months ended June 30, 2021 but without duplicating the information previously published in the Combined Carve-out Financial Statements. Therefore, in order to properly understand the information included in the accompanying Interim Combined Carve-out Condensed Financial Statements, they must be read together with the Group’s Combined Carve-out Financial Statements.

The Interim Combined Carve-out Condensed Financial Statements of the Group were prepared and approved on October 8, 2021.

As explained in Note 1 of the Combined Carve-out Financial Statements, the Group will complete a merger transaction that ultimately results in obtaining control over the combined entities. Since all entities were under the common control and management of Codere Group both before and after the transfer, the transfer was treated as a reorganization of entities under common control, which is outside of the scope of IFRS 3 (Business Combinations).

The Group has used the same accounting policies throughout all of the periods presented in the Interim Combined Carve-out Condensed Financial Statements, which are compliant with IFRS effective at the end of June 30, 2021.

Going concern

a.1.)	Going concern

The Interim Combined Carve-out Condensed Financial Statements present negative equity of 7.8 million euros as of June 30, 2021 and 39.9 million euros as of December 31, 2020. This negative equity comes from negative results generated in previous years, due to the investment made in the project since its origin.

Additionally, the Group had negative working capital amounting to 19.7 million euros at the end of 2020 and 8.7 million euros at the end of June 2021.

The Group has limited operating history and the business has funded its operations primarily through short-term debts with the Codere Group. Since its inception, the Group has incurred recurring losses and negative cash flows from operations including net losses of €13.3 million for the first half of 2021 and €16.3 million for the year 2020. At the end of the reporting period as of June 30, 2021, the Group expects to continue to generate operating losses through 2023. As of June 30 2021, the Group had €6.6 million in cash, of which €2.8 million was restricted. Securing the financing of development activities and operations represents an ongoing challenge for the Group. As of August 31, 2021, the Group had cash and cash equivalents of €6.7 million, of which €3.2 million was restricted.

It is important to mention that in the first half of 2021 the Group reduced their debt through a conversion into equity of 43.4 million euros. The debt conversion into equity at June 30, 2021, and approved on the same date, was formalized between Codere España S.A. and the Group for 28.1 million euros, Codere Newco and Codere Online Management Services for 4.4 million euros, Codere Newco and Servicios de Juego Online S.A. for 9.5 million euros and Codere Scommesse S.r.l. and Corede Italy S.A.U. for 1.4 million euros.

Based on the business plan, the Group depends on additional financing for additional development activities and operations. Management plans to finance these investments and costs with the contemplated US public listing via a merger with a Special Purpose Acquisition Company (“SPAC”) transaction expected to be completed in the last quarter of 2021. The timely realization of the transaction is crucial for the Group’s ability to continue as a going concern.

Codere Group has entered into a business combination agreement (the “BCA”) relating to a transaction involving the disposal of a minority interest in Codere Group’s online business. Codere Group will contribute the Group to a newly created Luxembourg holding company, Codere Online Luxembourg S.A., which in turn through a merger will acquire DD3 Acquisition Corp II, a listed company (“SPAC”), a transaction which is expected to be completed in the fourth quarter of 2021. The terms of the transaction are set forth in the BCA, approved by the board of directors of Codere, S.A.

Four institutional investors have committed to make a private investment in the amount of $67 million U.S. dollars to be closed immediately prior to the online transaction and one of them has additionally committed to not redeem the $10 million U.S. dollars in SPAC shares it holds resulting in minimum proceeds from the transaction of $77 million U.S. dollars (approximately 65.0 million euros).

The SPAC investors will have the option to redeem their existing cash investment in the SPAC of $115 million U.S. dollars held in a trust account, resulting in proceeds of between $77 million U.S. dollars and $192 million U.S. dollars depending on redemptions and before expenses.

Members of a majority group of Codere Group’s bondholders (the Ad Hoc Committee) consented in advance of the formal consent solicitation to vote in favor of the transaction. Codere Group confirmed on July 6, 2021, that the consent solicitation procedures have been completed and the approvals and amendments to the applicable corporate debt documents have been approved.

In its going concern assessment, the Group’s management has developed a business plan until 2027, taking into account the completion of the transaction. This plan envisages that operating negative cash flows are expected during the first few years, although it is important to mention that this trend reverts to positive cash flows in 2024, which is when cash breakeven is expected to be reached.

In case that the planned transaction does not reach the required level of financing, Codere Online Business would need to seek additional funding from the Codere Group or other means or delay expenses. Management has developed a business plan assuming the SPAC transaction does not take place and marketing initial expenses and other investments are delayed. Under this business plan, positive cash flows are expected in 2022 although of course in this case revenue growth is harmed due to the decrease on investment. There is no certainty that the Group will be successful in obtaining such additional funding, if needed or that the business plan will be achieved.

Based on its recurring losses from operations since inception, expectation of continuing operating losses through 2023 and the need to raise additional capital to finance its future operations, the Group has concluded that there is substantial doubt about its ability to continue as a going concern. The Interim Combined Carve-out Condensed Financial Statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the Interim Combined Carve-out Interim Condensed Financial Statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Changes in perimeter

a.2.)	Changes in perimeter

The accompanying Interim Combined Carve-out Condensed Financial Statements include Codere Online Luxembourg S.A. which was registered in Luxembourg as of June 4, 2021 and has been included as a sister entity of SEJO in the perimeter of Codere Online Business as of June 30, 2021, and it will become the head company of the Group.

Accounting estimates and judgments

a.3.)	Accounting estimates and judgments

The preparation of these Interim Combined Carve-out Condensed Financial Statements requires that management make some judgments, estimates and assumptions that affect the application of accounting policies and the balances of assets, liabilities, income and expenses. The estimates and related assumptions are based on historical experience and other factors that are understood as reasonable under the circumstances.

Accounting policies

b)	Accounting policies

The accompanying Interim Combined Carve-out Condensed Financial Statements were prepared using Codere Group’s historical basis in the assets and include all revenues, expenses, assets and liabilities attributed to the Group. In addition, other operating expenses include certain general and administrative services provided by Codere Group. The Group believes that by including these costs, the combined carve-out income statements include a reasonable estimate of actual costs incurred to operate the business. However, such expenses may not be indicative of the actual level of expense that would have been incurred by the Group if it had operated as an independent, publicly-traded company during the precedent periods or of the costs expected to be incurred in the future. In the opinion of management, the intercompany eliminations and adjustments necessary for a fair presentation of the Interim Combined Carve-out Condensed Financial Statements in accordance with IFRS as issued by IASB have been made.

The accounting policies used in the preparation of the accompanying Interim Combined Carve-out Condensed Financial Statements are the same as those applied in the Combined Carve-out Financial Statements, since none of the standards, interpretations or modifications that are applicable have had an impact on the Group’s accounting policies for the six months ended June 30, 2021.

New IFRS, IFRIC and amendments to IFRS not effective as of June 30, 2021

As of the approval date of the Interim Combined Carve-out Condensed Financial Statements, the following standards, amendments and interpretations had been published by the IASB, but their application was not mandatory:

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Benchmark Interest Rate Reform – Stage 2	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 related to the ongoing benchmark reform (Phase 2).	1 June 2021

Amendment to IFRS 4 – Deferred Application of IFRS 9	Deferred application of IFRS 9 to 2023	1 June 2021

Amendment to IFRS 3 – Reference to the Conceptual Framework	IFRS 3 is updated to align the definitions of assets and liabilities in a business combination with those in the Conceptual Framework.	1 January 2022

Amendment to IAS 16 – Proceeds Before Intended Use	The amendment prohibits deducting any proceeds from the sale of items produced while the company is preparing an asset for its intended use from the cost of an item of property, plant and equipment.	1 January 2022

Amendment to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract	The amendment explains that the direct cost of fulfilling a contract includes the incremental costs of fulfilling that contract and an allocation of other costs directly related to the performance of the contract.	1 January 2022

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Annual Improvements to IFRS 2018 – 2020.	Minor Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	1 January 2022

Amendments to IAS 1– Presentation of Financial Statements	Clarifications regarding the presentation of liabilities as current and non-current.	1 January 2023

IFRS 17 – Insurance contracts (includes amendment published on 25 June 2020)	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	1 January 2023

Amendment of IAS 8 – Accounting policies, changes accounting estimates and errors: Definition of accounting estimates	The amendment will help to differentiate between changes in accounting estimates and changes in accounting policies	1 January 2023

Amendments to IAS 1 – Presentation of Financial Statements. Disclosure of accounting policies	The amendment will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	1 January 2023

With regard to IFRS 9, IAS 39 and IFRS 7, IFRS 4 and IFRS 16, the IASB continues to develop guidance and amendments to address the various accounting considerations that may arise when the various Interbank Offered Rates (“IBORs”) are amended or replaced by others. In this second phase, certain practical solutions, clarifications and exceptions are proposed in order for undertakings to better reflect financial assets, financial liabilities and lease liabilities on their financial statements as a result of the IBOR reform.

The Group estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the combined carve-out financial statements in the initial period of application.